Warranties (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Product Warranties Disclosures [Abstract]
Changes in Product Warranty Reserve
The following table reconciles the changes in the Company’s product warranty reserve as follows:

In thousands	2018	2017
Balance at beginning of year	$153,063	$138,992
Warranty expense	45,691	33,108
Acquisitions	3,081	3,412
Warranty claim payments	(42,993)	(33,492)
Foreign currency impact/other	(4,289)	6,744
Balance at September 30	$154,553	$148,764

The following table reconciles the changes in the Company’s product warranty reserve as follows:

In thousands	2017	2016
Balance at beginning of year	$138,992	$92,064
Warranty expense	50,385	28,947
Acquisitions	806	59,685
Warranty claim payments	(48,548)	(38,772)
Foreign currency impact	11,428	(2,932)
Balance at end of year	$153,063	$138,992